Note 17 - Current Tax Assets and Liabilities - Summary of Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Current Tax Receivables and Payables [Abstract]
Income tax liabilities	$ 27,616	$ 64,994
V.A.T. liabilities	9,933	9,953
Other taxes	53,044	52,678
Current tax liabilities, current	$ 90,593	$ 127,625